Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment Description
EXPLANATORY NOTE

Omagine, Inc. (the “Company) recently completed a “Warrant Distribution” for the sole benefit of its shareholders of record as of February 24, 2012 (the “Record Shareholders).

The “California Shareholders” are those Record Shareholders who were either (i) California residents who held Common Shares in certificate form (the “California Certificate Shareholders”), or (b) nominees or brokers who held Common Shares in electronic form for the account of California residents (the “California Nominees”). Pursuant to the terms of the Warrant Distribution, the California Shareholders were not permitted to participate in the Warrant Distribution until the registration and/or qualification in California of the common stock purchase warrants (“Warrants”) and the Common Shares underlying the Warrants was approved by the California Department of Corporations (the “California Approval”). The Company therefore withheld the issuance of Warrants (the “Certificated Warrants”) to the California Certificate Shareholders and notified the California Nominees that their Warrants (the “Nominee Warrants”) were not exercisable until the Company received the California Approval.

In April 2012, the Company distributed 6,363,674 Warrants to Record Shareholders other than the California Certificate Shareholders and such Warrants and the 6,363,674 Common Shares underlying them were registered by the Company pursuant to a registration statement on Form S-1 (Commission File No. 333-179040) filed by the Company and declared effective by the SEC on February 13, 2012 (the “Original Registration”). The effectiveness of the Original Registration expired on November 12, 2012.

In April 2013, the Company filed a Registration Statement on Form S-1 (Commission File No. 333-183852) to register the 58,450 Certificated Warrants it proposed to distribute to the California Certificate Shareholders and the 58,450 Common Shares underlying the Certificated Warrants (the “California Registration”). The SEC declared the California Registration to be effective as of April 25, 2013 and it remains effective as of the date hereof.

On April 26, 2013, the California Department of Corporations formally issued the California Approval.

In May 2013, the Company distributed the 58,450 Certificated Warrants to the California Certificate Shareholders and notified the California Nominees that the Nominee Warrants were now exercisable.

On July 16, 2013, pursuant to a resolution of the Board of Directors, the expiration date for all 6,422,124 abovementioned issued and outstanding Warrants was extended from December 31, 2013 to December 31, 2014. All other terms and conditions of the Warrants remained the same.

This post-effective amendment to the California Registration updates the presently effective California Registration and includes all 6,422,124 presently issued and previously registered Warrants and underlying Common Shares.

Document Fiscal Year Focus	2013